Revenue - Net Investments in Direct Financing Leases (Details) $ in Thousands	12 Months Ended		48 Months Ended	60 Months Ended
	Dec. 31, 2020 USD ($) vessel floating_storage_unit	Dec. 31, 2019 USD ($) vessel	Nov. 30, 2017	Sep. 30, 2018	Jan. 07, 2020 USD ($) vessel	Dec. 31, 2013 vessel
Capital Leased Assets [Line Items]
Partnership recognized a loss		$ 14,300
Purchase obligation and deferred hire amounts					$ 260,400
Total lease payments to be received	$ 767,202	1,115,968
Estimated unguaranteed residual value of leased properties	284,277	284,277
Initial direct costs	264	296
Less unearned revenue	507,496	581,732
Net Investment in Lease, Nonaccrual, No Allowance	544,247	818,809
Total net investments in direct financing and sales-type leases	514,070	818,809
Net Investment in Lease, Allowance for Credit Loss	(30,177)	0
Less current portion	(13,969)	(273,986)
Net investments in direct financing and sales-type leases, net	500,101	$ 544,823
2020	64,200
2021	64,200
2022	64,000
2023	64,300
2024	64,200
Thereafter	$ 446,300
Bahrain LNG Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel	0
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel		2			2	2
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel	2
Operating lease arrangement period, lessor (in years)	20 years
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Contract with customer duration [Line Items]			4 years	5 years
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of vessels | floating_storage_unit	1
Term of charter contract (in years)	21 years			21 years
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Term of charter contract (in years)	20 years
Teekay Tangguh Joint Venture | Teekay LNG
Capital Leased Assets [Line Items]
Partnership interest owned (in percentage)	70.00%